Property, plant and equipment - Capitalized Expenses (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Interest Costs Capitalised	R$ 126,119	R$ 959,967
Average Capitalisation Rate Per Month, Property, Plant and Equipment	12.75%	11.17%